Pensions and Other Benefit Plans (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Retirement Plans [Member]
Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net periodic benefit cost	$ 865	$ 781	$ 584
Net actuarial loss	2,007	2,903
Amortization of net actuarial (loss) gain	(494)	(388)
Prior service cost	12	(24)
Amortization of prior service (cost) credit	(6)	(9)
Effect of exchange rates	79	(25)
Total recognized in other comprehensive income, before tax	1,598	2,457
Total recognized in net periodic benefit cost and other comprehensive income	2,463	3,238
Other Benefit Plans [Member]
Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net periodic benefit cost	409	378	379
Net actuarial loss	458	197
Amortization of net actuarial (loss) gain	(76)	8
Prior service cost	0	0
Amortization of prior service (cost) credit	3	3
Effect of exchange rates	1	(3)
Total recognized in other comprehensive income, before tax	386	205
Total recognized in net periodic benefit cost and other comprehensive income	$ 795	$ 583